Cover	Oct. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2026
Entity File Number	001-42645
Entity Registrant Name	Arrive AI Inc.
Entity Central Index Key	0001818274
Entity Tax Identification Number	85-0935006
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9100 Fall View Drive
Entity Address, City or Town	Fishers
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46037
City Area Code	(463)
Local Phone Number	270-0092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ARAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false